Segment Reporting (Details) - Schedule of capital expenditure - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Segment Reporting (Details) - Schedule of capital expenditure [Line Items]
Total	[1]	R 523,666	R 422,968	R 435,697
South Africa [Member]
Segment Reporting (Details) - Schedule of capital expenditure [Line Items]
Total	[1]	360,192	308,936	360,935
Africa-Other [Member]
Segment Reporting (Details) - Schedule of capital expenditure [Line Items]
Total	[1]	5,638	9,427	8,360
Europe [Member]
Segment Reporting (Details) - Schedule of capital expenditure [Line Items]
Total	[1]	47,100	50,974	32,448
Asia-Pacific, Middle East and USA [Member]
Segment Reporting (Details) - Schedule of capital expenditure [Line Items]
Total	[1]	110,736	53,631	33,954
Total by segment [Member]
Segment Reporting (Details) - Schedule of capital expenditure [Line Items]
Total	[1]	523,666	422,968	435,697
Corporate [Member]
Segment Reporting (Details) - Schedule of capital expenditure [Line Items]
Total	[1]

[1]	Capital expenditureas per the statement of cash flows includes additions of property, plant and equipment and intangible assets.